Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Ultra-Short Duration Fund

Effective September 25, 2015, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2014 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	2/28/2003	-3.27	1.41	1.88
After tax on distributions		-4.22	0.34	0.64
After tax on distributions and sale of fund shares		-1.89	0.69	0.99
Class B before tax	2/28/2003	-4.28	1.00	1.41
Class C before tax	2/28/2003	-1.39	1.21	1.42
INST Class before tax	3/13/1995	-0.29	2.23	2.37
Class S before tax	2/1/2005	-0.47	2.19	2.34
Barclays Corporate 1-Year Duration Index (reflects no deduction for fees, expenses or taxes)		0.65	1.20	2.59
Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)		0.77	1.41	2.85

On September 25, 2015, the Barclays 1-3 Year Government/Credit Index replaced the Barclays Corporate 1-Year Duration Index as the fund's comparative broad-based securities market index. On September 22, 2015, Barclays announced that the Barclays Corporate 1-Year Duration Index will be permanently retired and Barclays will no longer be providing performance information for the Barclays Corporate 1-Year Duration Index after September 22, 2015.

Deutsche Ultra-Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Ultra-Short Duration Fund

Effective September 25, 2015, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2014 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	2/28/2003	-3.27	1.41	1.88
After tax on distributions		-4.22	0.34	0.64
After tax on distributions and sale of fund shares		-1.89	0.69	0.99
Class B before tax	2/28/2003	-4.28	1.00	1.41
Class C before tax	2/28/2003	-1.39	1.21	1.42
INST Class before tax	3/13/1995	-0.29	2.23	2.37
Class S before tax	2/1/2005	-0.47	2.19	2.34
Barclays Corporate 1-Year Duration Index (reflects no deduction for fees, expenses or taxes)		0.65	1.20	2.59
Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)		0.77	1.41	2.85

On September 25, 2015, the Barclays 1-3 Year Government/Credit Index replaced the Barclays Corporate 1-Year Duration Index as the fund's comparative broad-based securities market index. On September 22, 2015, Barclays announced that the Barclays Corporate 1-Year Duration Index will be permanently retired and Barclays will no longer be providing performance information for the Barclays Corporate 1-Year Duration Index after September 22, 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 25, 2015, the Barclays 1-3 Year Government/Credit Index replaced the Barclays Corporate 1-Year Duration Index as the fund's comparative broad-based securities market index. On September 22, 2015, Barclays announced that the Barclays Corporate 1-Year Duration Index will be permanently retired and Barclays will no longer be providing performance information for the Barclays Corporate 1-Year Duration Index after September 22, 2015.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

On September 25, 2015, the Barclays 1-3 Year Government/Credit Index replaced the Barclays Corporate 1-Year Duration Index as the fund's comparative broad-based securities market index. On September 22, 2015, Barclays announced that the Barclays Corporate 1-Year Duration Index will be permanently retired and Barclays will no longer be providing performance information for the Barclays Corporate 1-Year Duration Index after September 22, 2015.

Deutsche Ultra-Short Duration Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.27%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	1.88%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
Deutsche Ultra-Short Duration Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.28%)
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
Deutsche Ultra-Short Duration Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.39%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
Deutsche Ultra-Short Duration Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.29%)
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 13, 1995
Deutsche Ultra-Short Duration Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	2.34%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2005
Deutsche Ultra-Short Duration Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.22%)
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	0.64%
Deutsche Ultra-Short Duration Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	0.99%
Deutsche Ultra-Short Duration Fund | Barclays Corporate 1-Year Duration Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Deutsche Ultra-Short Duration Fund | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.77%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	2.85%